UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Capital LP
Address:  445 Hamilton Avenue, Suite 1210
          White Plains, New York  10601

Form 13F File Number:  28-12848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter K. Shea
Title: President of Icahn Enterprises G.P. Inc., the general partner of Icahn Enterprises Holdings L.P., the sole member of IPH GP LLC, the general partner of Icahn Capital LP
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Peter K. Shea
-----------------
Peter K. Shea                   New York, New York                      11/14/08
[Signature]                     [City, State]                           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $4,473,022
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----

                                                             Form 13F Information Table
                                                     Name of Reporting Manager: Icahn Capital LP


COLUMN 1           COLUMN 2   COLUMN 3         COLUMN 4           COLUMN 5            COLUMN 6      COLUMN 7          COLUMN 8
NAME OF            TITLE OF                    VALUE        SHRS OR   SH/   PUT/      INVESTMENT     OTHER        Voting Authority
ISSUER             CLASS      CUSIP            (x$1000)     PRN AMT   PRN   CALL      DISCRETION     MANAGER     SOLE  SHARED   NONE
------             -----      -----            --------     -------   ---   ----      ----------     -------     ----  ------   ----

ADVANCED MICRO      COM      007903107           8,400     1,600,000   SH                Sole          n/a      1,600,000
DEVICES INC

ADVENTRX PHARMA-    COM      00764X103             657     3,459,459   SH                Sole          n/a      3,459,459
CEUTICALS INC

AMICUS THERA-       COM      03152W109           3,053       201,940   SH                Sole          n/a        201,940
PEUTICS INC

AMYLIN PHARMA-      COM      032346108         216,730    10,718,586   SH                Sole          n/a     10,718,586
CEUTICALS INC

ANADARKO PETE CORP  COM      032511107         780,252    16,084,356   SH                Sole          n/a     16,084,356

BIOGEN IDEC INC     COM      09062X103         704,515    14,009,043   SH                Sole          n/a     14,009,043

BLOCKBUSTER INC     CL A     093679108          21,574    10,523,840   SH                Sole          n/a     10,523,840

BLOCKBUSTER INC     CL B     093679207           5,833     4,452,905   SH                Sole          n/a      4,452,905

CITIGROUP INC       COM      172967101          16,408       800,000   SH                Sole          n/a        800,000

CYBERONICS INC      COM      23251P102          34,146     2,008,612   SH                Sole          n/a      2,008,612

EMISPHERE TECH-     COM      291345106             173        86,430   SH                Sole          n/a         86,430
NOLOGIES INC.

ENDO PHARMACEU-     COM      29264F205          16,000       800,000   SH                Sole          n/a        800,000
TICALS HLDGS INC

ENZON PHARMA-       COM      293904108          18,138     2,457,683   SH                Sole          n/a      2,457,683
CEUTICALS INC

EXELIXIS INC        COM      30161Q104           7,948     1,307,280   SH                Sole          n/a      1,307,280

FORESTAR REAL       COM      346233109          39,132     2,653,012   SH                Sole          n/a      2,653,012
ESTATE GROUP INC

GUARANTY FINL       COM      40108N106          10,479     2,653,012   SH                Sole          n/a      2,653,012
GROUP INC

LEAR CORP           COM      521865105         100,758     9,595,954   SH                Sole          n/a      9,595,954

LIONS GATE          COM NEW  535919203          39,035     4,289,508   SH                Sole          n/a      4,289,508
ENTMNT CORP

MOTOROLA INC        COM      620076109       1,029,016   144,119,843   SH                Sole          n/a    144,119,843

PENNEY J C INC      COM      708160106           2,667        80,000   SH                Sole          n/a         80,000

QUEST RESOURCE CORP COM NEW  748349305           3,266     1,228,002   SH                Sole          n/a      1,228,002

REGENERON PHARMA-   COM      75886F107          54,750     2,508,001   SH                Sole          n/a      2,508,001
CEUTICALS

TAKE-TWO INTER-     COM      874054109           7,562       461,128   SH                Sole          n/a        461,128
ACTIVE SOFTWARE INC.

TELIK INC           COM      87959M109           2,743     4,156,663   SH                Sole          n/a      4,156,663

TEMPLE INLAND INC   COM      879868107          48,163     3,156,165   SH                Sole          n/a      3,156,165

TIME WARNER INC     COM      887317105         148,578    11,333,159   SH                Sole          n/a     11,333,159

TIME WARNER CABLE   CL A     88732J108          30,213     1,248,474   SH                Sole          n/a      1,248,474
INC

WILLIAMS COS INC    COM      969457100         170,830     7,223,264   SH                Sole          n/a      7,223,264

YAHOO INC.          COM      984332106         952,003    55,029,056   SH                Sole          n/a     55,029,056



                    Total:                  $4,473,022
